Other Payables (Schedule of other payables) (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Employees	[1]	$ 400	$ 353
Current tax liabilities		257	215
Accrued expenses		88	88
Governmental (mainly in respect of royalties)		127	105
Income received in advance		67	21
Derivative instruments		4	13
Others		97	84
Other payables		$ 1,040	$ 879

[1]	Including post-employment liabilities in the amount of $22 million and $19 million as of December 31, 2025 and 2024, respectively. See Note 16.